Note 21 - Decommissioning Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of detailed information about decommissioning liability explanatory [text block]
	San Dimas	Santa Elena	La Encantada	San Martin	La Parrilla	Del Toro	La Guitarra	La Luz	Total
Balance at December 31, 2018	$8,412	$2,321	$6,709	$2,694	$3,245	$2,498	$1,615	$302	$27,796
Movements during the year:
Change in rehabilitation provision	301	2,338	500	4,051	696	945	469	238	9,538
Reclamation costs incurred	—	—	—	—	—	—	(104)	—	(104)
Interest or accretion expense	744	207	592	237	282	219	129	—	2,410
Foreign exchange loss	(15)	105	311	121	114	107	69	76	888
Balance at December 31, 2019	$9,442	$4,971	$8,112	$7,103	$4,337	$3,769	$2,178	$616	$40,528
Movements during the year:
Disposition of exploration project	—	—	—	—	—	—	(153)	—	(153)
Change in rehabilitation provision	4,527	1,191	2,049	1,240	830	772	217	59	10,885
Reclamation costs incurred	—	(55)	—	(81)	(20)	—	—	—	(156)
Interest or accretion expense	565	295	477	418	259	226	122	—	2,362
Foreign exchange loss	(476)	(252)	(415)	(359)	(216)	(190)	(86)	(2)	(1,995)
Balance at December 31, 2020	$14,059	$6,150	$10,223	$8,321	$5,190	$4,577	$2,278	$673	$51,471